Revenue - Summary of Company's Contract Assets are Classified in Combined Balance Sheets (Detail) - Entertainment One Film And Television Business [Member] - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 25, 2022	Dec. 26, 2021
Disaggregation of Revenue [Line Items]
Contract With Customer Asset Net Current	$ 385,624	$ 428,652	$ 361,483
Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Contract With Customer Asset Net Current	301,599	319,045	311,773
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Contract With Customer Asset Net Current	$ 84,025	$ 109,607	$ 49,710